LEASE (Schedule of allocation of rental expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocation of rental expense
Cost Of Lease Operating Lease	$ 2,059	$ 2,892	$ 3,934
Short-term lease expenses	679	540	534
Total lease expenses	2,738	3,432	4,468
Cost of revenues
Allocation of rental expense
Cost Of Lease Operating Lease	286	402	547
General and administrative expenses
Allocation of rental expense
Cost Of Lease Operating Lease	727	1,022	1,390
Selling and marketing expenses
Allocation of rental expense
Cost Of Lease Operating Lease	$ 1,046	$ 1,468	$ 1,997